CONVERTIBLE SENIOR NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
Schedule of key assumptions used to establish the value of the 2013 Notes

Average risk-free rate	0.14%
Volatility of BioSante common stock	90.0%
Discount rate for principal payments in cash	19.6%

The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The assumptions as of December 31, 2010 were:

	2013 Notes	2011 Notes
Average risk-free rate	0.82%	0.29%
Volatility of BioSante common stock	78.7%	61.0%
Discount rate for principal payments in cash	17.0%	17.0%

Schedule of maturities of required principal payments by year related to the convertible senior notes

2012	$—
2013	20,782,000

Total	$20,782,000